Share-Based Compensation (Summary of Activity) (Details) - Restricted Share Plan - Unvested Restricted Stock	9 Months Ended
Sep. 30, 2019 $ / shares shares
Number of Shares of Common Stock
Beginning Balance (in shares) | shares	322,242
Granted (in shares) | shares	15,000
Vested (in shares) | shares	(59,199)
Ending Balance (in shares) | shares	278,043
Weighted Average Issue Price
Beginning Balance, Weighted-Average Issue Price (in usd per share) | $ / shares	$ 21.41
Granted, Weighted-Average Issue Price (in usd per share) | $ / shares	17.50
Vested, Weighted-Average Issue Price (in usd per share) | $ / shares	21.47
Ending Balance, Weighted-Average Issue Price (in usd per share) | $ / shares	$ 0